Contract Liabilities - Summary of Movements in Current Liabilities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contract liabilities [line items]
Contract liabilities, Beginning balance	¥ 3,331	¥ 3,711
-Curent, Beginning balance	0	1,693
-Non-Curent, Beginning balance	1,763	2,018
Addition as a result of increase of the unredeemed credits under the frequent flyer award programs	1,270	1,979
Reduction as a result of revenue recognized during the year	(1,405)	(2,359)
-Recognized as revenue from opening balance of contract liabilities	(1,192)	(1,948)
-Recognized as revenue from current year addition of contract liabilities	(213)	(411)
-Curent, Ending balance	1,451	0
Contract liabilities, Ending balance	3,196	3,331
-Non-Curent, Ending balance	¥ 1,745	¥ 1,763